Equity - tax effect relating to other comprehensive income (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share Capital, Reserves And Other [Abstract]
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	€ 0	€ 0	€ 0	€ 0
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	0	0	0	0
Other comprehensive income, before tax, cash flow hedges	(108)	(75)	(306)	(173)
Income tax relating to cash flow hedges included in other comprehensive income	28	21	92	48
Other comprehensive income, net of tax, cash flow hedges	(80)	(54)	(214)	(125)
Other comprehensive income, before tax, exchange differences on translation	(481)	(215)	(790)	221
Income tax relating to hedges of net investments in foreign operations included in other comprehensive income	0	0	0	0
Other comprehensive income, net of tax, hedges of net investments in foreign operations	(481)	(215)	(790)	221
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	(29)	(19)	(56)	(23)
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method	0	0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	(29)	(19)	(56)	(23)
Other Comprehensive Income From Discontinuing Operations, Before Tax	0	(13)	0	0
Income Tax Related To Components Of Other Comprehensive Income, From Discontinuing Operations	0	0	0	0
Other Comprehensive Income From Discontinuing Operations, Net Of Tax	0	(13)	0	0
Other comprehensive income, before tax	(618)	(322)	(1,152)	25
Income tax relating to components of other comprehensive income	28	21	92	48
Other comprehensive income	€ (590)	€ (301)	€ (1,060)	€ 73